UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-10589

                     Oppenheimer Real Estate Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                               (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


            Registrant's telephone number, including area code: (303) 768-3200
                                                                --------------

                       Date of fiscal year end: April 30

          Date of reporting period: May 1, 2003 - October 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  October 31, 2003 / Unaudited


                                                                 Market Value
                                                       Shares      See Note 1
-------------------------------------------------------------------------------
 Common Stocks--98.3%
-------------------------------------------------------------------------------
 Consumer Discretionary--2.3%
-------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.3%
 Starwood Hotels & Resorts
 Worldwide, Inc.                                       16,700     $   563,291
-------------------------------------------------------------------------------
 Financials--96.0%
-------------------------------------------------------------------------------
 Commercial Banks--1.4%
 First Potomac Realty Trust 1                          20,500         331,690
-------------------------------------------------------------------------------
 Real Estate--94.6%
 Apartment Investment &
 Management Co.                                         9,925         405,933
-------------------------------------------------------------------------------
 Archstone-Smith Trust                                 22,900         611,430
-------------------------------------------------------------------------------
 Avalonbay Communities, Inc.                            9,900         452,133
-------------------------------------------------------------------------------
 Boston Properties, Inc.                               15,700         694,725
-------------------------------------------------------------------------------
 BRE Properties, Inc., Cl. A                           11,000         355,850
-------------------------------------------------------------------------------
 Camden Property Trust                                  8,800         348,480
-------------------------------------------------------------------------------
 Catellus Development Corp. 1                           5,900         131,393
-------------------------------------------------------------------------------
 Cedar Shopping Centers, Inc. 1                        31,000         357,120
-------------------------------------------------------------------------------
 CenterPoint Properties Corp.                           6,900         468,855
-------------------------------------------------------------------------------
 Chelsea Property Group, Inc.                          12,600         619,920
-------------------------------------------------------------------------------
 Corporate Office Properties Trust                     23,700         458,358
-------------------------------------------------------------------------------
 Developers Diversified Realty Corp.                   33,000         953,700
-------------------------------------------------------------------------------
 Equity Office Properties Trust                        38,800       1,086,788
-------------------------------------------------------------------------------
 Equity Residential                                    34,000         994,500
-------------------------------------------------------------------------------
 Essex Property Trust, Inc.                             7,500         449,100
-------------------------------------------------------------------------------
 Federal Realty Investment Trust                          500          18,975
-------------------------------------------------------------------------------
 Gables Residential Trust                              14,000         450,520
-------------------------------------------------------------------------------
 General Growth Properties, Inc.                       11,200         856,800
-------------------------------------------------------------------------------
 Hersha Hospitality Trust                              28,000         243,600
-------------------------------------------------------------------------------
 Host Marriott Corp. 1                                 85,500         893,475
-------------------------------------------------------------------------------
 IStar Financial, Inc.                                 10,300         392,018
-------------------------------------------------------------------------------
 Kilroy Realty Corp.                                   15,000         433,500
-------------------------------------------------------------------------------
 Kimco Realty Corp.                                    23,900         995,674
-------------------------------------------------------------------------------
 LaSalle Hotel Properties                              19,800         333,630
-------------------------------------------------------------------------------
 Macerich Co. (The)                                    15,400         619,080
-------------------------------------------------------------------------------
 Mack-Cali Realty Corp.                                12,100         456,049
-------------------------------------------------------------------------------
 MeriStar Hospitality Corp. 1                         142,600         973,958
-------------------------------------------------------------------------------
 Mills Corp.                                           14,900         607,920
-------------------------------------------------------------------------------
 Nationwide Health Properties, Inc.                    17,000         311,100
-------------------------------------------------------------------------------
 Newcastle Investment Corp.                            17,700         414,180
-------------------------------------------------------------------------------
 Post Properties, Inc.                                  8,800         232,320
-------------------------------------------------------------------------------
 ProLogis                                              26,100         770,994
-------------------------------------------------------------------------------
 Public Storage, Inc.                                  17,700         708,000
-------------------------------------------------------------------------------
 Rouse Co. (The)                                        8,000         344,000
-------------------------------------------------------------------------------
 Simon Property Group, Inc.                            27,300       1,230,684
-------------------------------------------------------------------------------
 SL Green Realty Corp.                                  4,600         166,290
-------------------------------------------------------------------------------
 Sun Communities, Inc.                                  2,800         102,060

                                                                 Market Value
                                                       Shares      See Note 1
-------------------------------------------------------------------------------
 Trizec Properties, Inc.                               37,600     $   501,960
-------------------------------------------------------------------------------
 United Dominion Realty Trust, Inc.                    19,800         345,510
-------------------------------------------------------------------------------
 Ventas, Inc.                                          43,300         809,710
-------------------------------------------------------------------------------
 Vornado Realty Trust                                  19,100         965,505
-------------------------------------------------------------------------------
 Weingarten Realty Investors                            3,000         129,810
                                                                  -------------
                                                                   22,695,607
                                                                  -------------
 Total Common Stocks (Cost $22,471,162)                            23,590,588

                                                    Principal
                                                       Amount
-------------------------------------------------------------------------------
 Joint Repurchase Agreements--4.0%

 Undivided interest of 0.64% in joint repurchase
 agreement (Principal Amount/Market Value
 $149,808,000, with a maturity value of
 $149,820,109) with Banc One Capital Markets,
 Inc., 0.97%, dated 10/31/03, to be repurchased
 at $964,078 on 11/3/03, collateralized by U.S.
 Treasury Bonds, 3.625%--9%, 3/31/04--8/15/23,
 with a value of $152,949,680
 (Cost $964,000)                                    $ 964,000         964,000

-------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $23,435,162)                                     102.3%     24,554,588
-------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                   (2.3)       (562,596)
                                                      -------------------------
 Net Assets                                             100.0%    $23,991,992
                                                      =========================

Footnote to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.


        7 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 October 31, 2003
-------------------------------------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $23,435,162)--see accompanying statement                                             $24,554,588
-------------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                                   2,355
-------------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                                                    61,694
 Interest and dividends                                                                                                38,389
 Investments sold                                                                                                      28,799
                                                                                                                  -------------
 Total assets                                                                                                      24,685,825

-------------------------------------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                                                                679,916
 Shareholder reports                                                                                                    3,932
 Distribution and service plan fees                                                                                     1,697
 Trustees' compensation                                                                                                   686
 Transfer and shareholder servicing agent fees                                                                             75
 Other                                                                                                                  7,527
                                                                                                                  -------------
 Total liabilities                                                                                                    693,833

-------------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                                       $23,991,992
                                                                                                                  =============

-------------------------------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                                                  $22,433,168
-------------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                                  314,793
-------------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions                                                             124,605
-------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                                         1,119,426
                                                                                                                  -------------
 Net Assets                                                                                                       $23,991,992
                                                                                                                  =============

-------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $8,603,222 and
 683,806 shares of beneficial interest outstanding)                                                               $     12.58
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)                  $     13.35
-------------------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and
 offering price per share (based on net assets of $185,271 and 14,731 shares of beneficial interest outstanding)  $     12.58
-------------------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and
 offering price per share (based on net assets of $143,413 and 11,385 shares of beneficial interest outstanding)  $     12.60
-------------------------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and
 offering price per share (based on net assets of $25,669 and 2,040 shares of beneficial interest outstanding)    $     12.58
-------------------------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of
 $15,034,417 and 1,194,557 shares of beneficial interest outstanding)                                             $     12.59


 See accompanying Notes to Financial Statements.

        8 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended October 31, 2003
----------------------------------------------------------------------------------------------
 Investment Income

 Dividends                                                                        $  249,095
----------------------------------------------------------------------------------------------
 Interest                                                                              3,880
                                                                                  ------------
 Total investment income                                                             252,975

----------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                      49,065
----------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                               1,674
 Class B                                                                                  52
 Class C                                                                                  32
 Class N                                                                                   4
----------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees--Class A                                  410
----------------------------------------------------------------------------------------------
 Trustees' compensation                                                                8,048
----------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                           4,378
----------------------------------------------------------------------------------------------
 Shareholder reports                                                                   2,342
----------------------------------------------------------------------------------------------
 Insurance expenses                                                                    2,327
----------------------------------------------------------------------------------------------
 Registration and filing fees                                                            146
----------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                              21
----------------------------------------------------------------------------------------------
 Other                                                                                 4,054
                                                                                  ------------
 Total expenses                                                                       72,553
 Less reduction to custodian expenses                                                    (21)
 Less voluntary reimbursement of expenses                                             (5,670)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A         (18)
                                                                                  ------------
 Net expenses                                                                         66,844

----------------------------------------------------------------------------------------------
 Net Investment Income                                                               186,131

----------------------------------------------------------------------------------------------
 Realized and Unrealized Gain

 Net realized gain on investments                                                    552,553
----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                636,810

----------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                             $1,375,494
                                                                                  ============


 See accompanying Notes to Financial Statements.

        9 | OPPENHEIMER REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               Six Months          Year
                                                                                    Ended         Ended
                                                                         October 31, 2003     April 30,
                                                                              (Unaudited)          2003
---------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                                        $   186,131   $   187,722
---------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                         552,553      (427,947)
---------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                            636,810       347,516
                                                                              ---------------------------
 Net increase in net assets resulting from operations                           1,375,494       107,291

---------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                               --      (106,410)
 Class B                                                                               --            --
 Class C                                                                               --            --
 Class N                                                                               --            --
 Class Y                                                                               --            --
---------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                               --       (84,814)
 Class B                                                                               --            --
 Class C                                                                               --            --
 Class N                                                                               --            --
 Class Y                                                                               --            --

---------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                          802,185       381,950
 Class B                                                                          187,463            --
 Class C                                                                          143,497            --
 Class N                                                                           26,000            --
 Class Y                                                                       15,039,647            --

---------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                                17,574,286       298,017
---------------------------------------------------------------------------------------------------------
 Beginning of period                                                            6,417,706     6,119,689
                                                                              ---------------------------
 End of period [including undistributed net investment income of
 $314,793 and $128,662, respectively]                                         $23,991,992   $ 6,417,706
                                                                              ===========================


 See accompanying Notes to Financial Statements.

        10 | OPPENHEIMER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

                                             Six Months                  Year
                                                  Ended                 Ended
                                          Oct. 31, 2003             April 30,
 Class A                                     (Unaudited)      2003     2002 1
------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period             $10.34    $10.51    $10.00
------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                               .21       .31       .08
 Net realized and unrealized gain (loss)            2.03      (.16)      .43
                                                  ----------------------------
 Total from investment operations                   2.24       .15       .51
------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 --      (.18)       --
 Distributions from net realized gain                 --      (.14)       --
                                                  ----------------------------
 Total dividends and/or distributions
 to shareholders                                      --      (.32)       --
------------------------------------------------------------------------------
 Net asset value, end of period                   $12.58    $10.34    $10.51
                                                  ============================

------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                21.90%     1.58%     5.10%

------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)         $8,603    $6,418    $6,120
------------------------------------------------------------------------------
 Average net assets (in thousands)                $7,336    $6,065    $5,662
------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                              4.18%     3.10%     5.26%
 Total expenses                                     1.51%     2.34%     4.23%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses         1.38%     2.09%     2.08%
------------------------------------------------------------------------------
 Portfolio turnover rate                             100%      300%       75%

1. For the period from March 4, 2002 (commencement of operations) to April 30, 2002.
2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

        11 | OPPENHEIMER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                  Class B          Class C          Class N          Class Y
                                                             Period Ended     Period Ended     Period Ended     Period Ended
                                                          Oct. 31, 2003 1  Oct. 31, 2003 1  Oct. 31, 2003 1  Oct. 31, 2003 1
                                                              (Unaudited)      (Unaudited)      (Unaudited)      (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                              $12.59           $12.59           $12.59           $12.59
-----------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                                .01              .01              .01              .03
 Net realized and unrealized gain (loss)                             (.02)              -- 2           (.02)            (.03)
                                                                   ----------------------------------------------------------
 Total from investment operations                                    (.01)             .01             (.01)              --
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                  --               --               --               --
 Distributions from net realized gain                                  --               --               --               --
                                                                   ----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                       --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                    $12.58           $12.60           $12.58           $12.59
                                                                   ==========================================================

-----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                                 (0.08)%           0.08%           (0.08)%           0.00%

-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                            $185             $143              $26          $15,034
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                   $ 68             $ 42              $10          $14,673
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                                               2.20%            2.94%            2.35%            2.51%
 Total expenses                                                      2.32%            2.32%            1.89%            1.42%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                          2.25%            2.25%            1.75%            1.25%
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              100%             100%             100%             100%

1. For the period from October 1, 2003 (inception of offering) to October 31, 2003.
2. Less than $0.005 per share.
3. Assumes an  investment  at net asset value on the  business day before the first day of the fiscal  period, with all dividends and distributions  reinvested in additional shares on the reinvestment date, and redemption at the net asset  value  calculated  on the last  business  day of the fiscal  period.  Sales  charges are not reflected  in the total  returns.  Total  returns are not  annualized  for periods of less than one full year.
Returns do not  reflect the  deduction  of taxes that a  shareholder  would pay on Fund  distributions  or the redemption of Fund shares.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

12 OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Real Estate Fund (the Fund), is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return through investment in real estate securities. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Cornerstone Real Estate Advisers, Inc., an indirect, wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company, the parent company of the Manager.
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of October 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of zero. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended October 31, 2003 and the fiscal year ended April 30, 2003, the Fund did not use carryforwards to offset capital gains realized.

13 OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 As of April 30, 2003, the Fund had $318,189 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of April 30, 2003, details of the capital loss carryforward were as follows:

                              Expiring
                              -------------------------
                              2011             $318,189

 The tax character of distributions paid during the six months ended October 31, 2003 and the year ended April 30, 2003 was as follows:

                                     Six Months Ended        Year Ended
                                     October 31, 2003    April 30, 2003
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                   $--         $191,224

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                       Six Months Ended October 31, 2003 1             Year Ended April 30, 2003
                                                  Shares            Amount              Shares            Amount
------------------------------------------------------------------------------------------------------------------
 Class A
 Sold                                             67,466      $    856,471              30,175        $  307,133
 Dividends and/or distributions reinvested            --                --              15,930           154,837
 Redeemed                                         (4,526)          (54,286)             (7,646)          (80,020)
                                              --------------------------------------------------------------------
 Net increase                                     62,940      $    802,185              38,459        $  381,950
                                              ====================================================================


------------------------------------------------------------------------------------------------------------------
 Class B
 Sold                                             14,921      $    189,888                  --        $       --
 Dividends and/or distributions reinvested            --                --                  --                --
 Redeemed                                           (190)           (2,425)                 --                --
                                              --------------------------------------------------------------------
 Net increase                                     14,731      $    187,463                  --        $       --
                                              ====================================================================


14 OPPENHEIMER REAL ESTATE FUND


                                              Six Months Ended October 31, 2003 1             Year Ended April 30, 2003
                                                         Shares            Amount              Shares            Amount
------------------------------------------------------------------------------------------------------------------------
 Class C
 Sold                                                    11,385       $   143,497                  --       $        --
 Dividends and/or distributions reinvested                   --                --                  --                --
 Redeemed                                                    --                --                  --                --
                                              --------------------------------------------------------------------------
 Net increase                                            11,385       $   143,497                  --       $        --
                                              ==========================================================================


------------------------------------------------------------------------------------------------------------------------
 Class N
 Sold                                                     2,040       $    26,000                  --       $        --
 Dividends and/or distributions reinvested                   --                --                  --                --
 Redeemed                                                    --                --                  --                --
                                              --------------------------------------------------------------------------
 Net increase                                             2,040       $    26,000                  --       $        --
                                              ==========================================================================

------------------------------------------------------------------------------------------------------------------------
 Class Y
 Sold                                                 1,194,558       $15,039,659                  --       $        --
 Dividends and/or distributions reinvested                   --                --                  --                --
 Redeemed                                                    (1)              (12)                 --                --
                                              --------------------------------------------------------------------------
 Net increase                                         1,194,557       $15,039,647                  --       $        --
                                              ==========================================================================

1. For the six months ended October 31, 2003 for Class A and for the period October 1, 2003 (inception of offering)
to October 31, 2003 for Class B, Class C, Class N and Class Y.


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended October 31, 2003, were $25,470,304 and $9,307,207, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of average annual net assets of the Fund.
    Effective July 28, 2003, the Manager will waive its management fees such that total annual operating expenses for Class A shares do not exceed 1.50% of average daily net assets. Effective October 1, 2003, management fees will be waived such that total annual operating expenses for Class B and Class C shares will not exceed 2.25% of average daily net assets, Class N shares will not exceed 1.75% of average daily net assets, and Class Y shares will not exceed 1.25% of average daily net assets. These undertakings are pro-rated for the remainder of the fiscal year ending after these dates respectively. In addition, these undertakings are voluntary and may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Sub-Advisor Fees. The Manager retains Cornerstone Real Estate Advisers, Inc. (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. For the six months ended October 31, 2003, the Manager paid $19,818 to the Sub-Advisor for its services to the Fund.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2003, the Fund paid $372 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.


15 OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                  Aggregate          Class A       Concessions       Concessions      Concessions       Concessions
                                  Front-End        Front-End        on Class A        on Class B       on Class C        on Class N
                              Sales Charges    Sales Charges            Shares            Shares           Shares            Shares
                                 on Class A      Retained by       Advanced by       Advanced by      Advanced by       Advanced by
 Six Months Ended                    Shares      Distributor     Distributor 1     Distributor 1    Distributor 1     Distributor 1
------------------------------------------------------------------------------------------------------------------------------------
 October 31, 2003                    $1,781             $415                $--           $1,114           $1,191               $--

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                             Class A                   Class B                   Class C                    Class N
                                 Contingent Deferred       Contingent Deferred       Contingent Deferred        Contingent Deferred
                                       Sales Charges             Sales Charges             Sales Charges              Sales Charges
                                         Retained by               Retained by               Retained by                Retained by
 Six Months Ended                        Distributor               Distributor               Distributor                Distributor
------------------------------------------------------------------------------------------------------------------------------------
 October 31, 2003                                $--                       $--                       $--                        $--
------------------------------------------------------------------------------------------------------------------------------------

 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended October 31, 2003, expense under the Class A Plan totaled $1,674, all of which were paid by the Distributor to recipients. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended October 31, 2003, were as follows:
                                   Total Expenses          Amount Retained
                                       Under Plan           by Distributor
                 ---------------------------------------------------------
                 Class B Plan                 $52                      $39
                 Class C Plan                  32                       24
                 Class N Plan                   4                        2


16 OPPENHEIMER REAL ESTATE FUND

--------------------------------------------------------------------------------
 5. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at October 31, 2003.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


17 OPPENHEIMER REAL ESTATE FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the Fund has determined that Joseph M. Wikler, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Wikler as the Audit Committee's financial expert. Mr. Wikler is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)